Investment Objectives and Goals - Princeton Premium Fund	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation and income.